August 20, 1997
                 DREYFUS PREMIER INTERNATIONAL GROWTH FUND, INC.
                             SUPPLEMENT TO PROSPECTUS
                                DATED MARCH 3, 1997,
                            AS REVISED AUGUST 15, 1997
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $100.
                                                                    092s082097